New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund
new covenant growth fund
Investment Objective
The GROWTH FUND's investment objective is long-term capital appreciation. Dividend income, if any, will be incidental.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the GROWTH FUND.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	New Covenant Growth Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Deferred Sales Load	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Growth Fund
Management Fees		0.62%
Other Expenses		0.51%
Total Annual Fund Operating Expenses	[1]	1.13%
[1]	The expense information in this table has been restated to reflect the current fees and expenses of the GROWTH FUND.

Example
This Example is intended to help you compare the cost of investing in the GROWTH
FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the GROWTH FUND's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the above assumptions, your costs for the GROWTH FUND would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Growth Fund	115	359	622	1,375

Portfolio Turnover
The GROWTH FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the GROWTH FUND's performance. During the most recent fiscal year, the GROWTH FUND's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, at least 80% of the GROWTH FUND's net assets will be invested in a diversified portfolio of common stocks of companies that the GROWTH FUND's portfolio managers believe have long-term growth potential.

The GROWTH FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).
The GROWTH FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church
(U.S.A.) as brought forth by the Mission Responsibility Through Investment
Committee Guidelines. The GROWTH FUND also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the GROWTH FUND's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

SEI Investments Management Corporation ("SIMC," or the "Adviser") seeks to enhance performance and reduce market risk by strategically allocating the
GROWTH FUND's assets among multiple sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the Sub-Advisers.

The GROWTH FUND adheres to the social-witness principles through the use of
Sub-Advisers that invest directly and a designated Sub-Adviser that acts as an overlay manager and implements the portfolio recommendations of certain other
Sub-Advisers. Such other Sub-Advisers provide model portfolios to the GROWTH
FUND on an ongoing basis that represent their recommendations as to the securities to be purchased, sold or retained by the GROWTH FUND. The overlay manager constructs a portfolio for a portion of the GROWTH FUND that represents the aggregation of the model portfolios it receives from certain other
Sub-Advisers, with the weighting of each model in the portfolio determined by the Adviser. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of conforming the
GROWTH FUND's securities transactions to the social-witness principles. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management, costs management and efficient tax management.

On occasion, up to 20% of the GROWTH FUND's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies.

The remainder of the GROWTH FUND's assets may be held in cash or cash equivalents.

A Sub-Adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a better value.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the GROWTH
FUND. The following principal risks could affect the value of your investment:

- Stock Market Risk -- Prices of securities held by the GROWTH FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the GROWTH FUND.

- Social-Witness Principles Risk -- The GROWTH FUND may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles.
  This means that the GROWTH FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Small Company Risk -- Smaller companies in which the GROWTH FUND invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

- Foreign Securities Risk -- The performance of the GROWTH FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Portfolio Turnover Risk -- A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability.
  A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the GROWTH FUND's performance.

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

The GROWTH FUND may be appropriate for investors who are looking for capital appreciation as compared to current income; can accept the risks of investing in a portfolio of common stocks; can tolerate performance that can vary substantially from year to year; and have a long-term investment horizon.
Performance
The following performance information provides some indication of the risks of investing in the GROWTH FUND. The bar chart shows changes in the GROWTH FUND's performance from year to year. The table shows how the GROWTH FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance. The GROWTH FUND's past performance, before and after taxes, is not necessarily an indication of how the GROWTH FUND will perform in the future. Updated performance information is available on the GROWTH FUND's website at www.NewCovenantFunds.com or by calling the GROWTH FUND toll-free at
877-835-4531.
Annual Total Returns - Calendar Year	[1]

During the ten-year period ending December 31, 2010: Best Quarter 2nd Quarter, 2009 16.23% Worst Quarter 4th Quarter, 2008 -22.56%
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
New Covenant Growth Fund	Return Before Taxes	14.08%	1.19%	1.19%
New Covenant Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	13.96%	0.81%	0.92%
New Covenant Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.30%	0.92%	0.92%
New Covenant Growth Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
New Covenant Growth Fund Blended 80% S&P 500® Index/20% MSCI ACWI ex US Index	Blended 80% S&P 500® Index/20% MSCI ACWI ex US Index (reflects no deduction for fees, expenses or taxes)	14.42%	2.96%	2.37%

The GROWTH FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	The year-to-date total return for the GROWTH FUND as of September 30, 2011 was -12.00%.